6. Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease cost	$ 255,475	$ 230,888
Amortization of right-of-use assets	70,667	70,667
Interest on lease liabilities	16,705	26,399
Variable rent expense	33,940	33,940
Finance lease cost	$ 121,312	$ 131,006